Accrued Expenses	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses
6. ACCRUED EXPENSES
Accrued expenses consist of the following:

	December 31,
	2021	2020
	(in thousands)
Accrued compensation	$8,562	$5,424
Accrued sales taxes payable	372	879
Accrued professional services	1,742	754
Accrued materials	3,094	401
Accrued other	1,437	272
Accrued warranty	452	41

Accrued expenses	$15,659	$7,771

Accrued Compensation
Accrued compensation included estimated
year-end
employee bonuses and related employee costs of approximately $5.4 million and $3.9 million at December 31, 2021 and 2020, respectively.
Accrued Warranty
The Company provides a limited warranty generally for one year. Estimated warranty obligations are recorded as an expense upon customer acceptance of related products. Factors that affect the estimated warranty liability include number of products accepted, historical and anticipated rates of warranty claims, cost per claim, and vendor-supported warranty programs. The Company periodically assesses the adequacy of our recorded warranty liabilities and adjusts the amounts as necessary. The amount of liability recorded is equal to the estimated costs to repair or otherwise satisfy claims made by customers.
Changes in our product warranty consist of the following:

	December 31,
	2021	2020
	(in thousands)
Beginning balance	$41	$317
Accrual (reversal) for warranty expense	(58)	(136)
Warranty costs incurred during period	469	(140)

Ending balance	$452	$41